Employment Agreements	12 Months Ended
Dec. 28, 2014
Employment Agreements
Employment Agreements

12. Employment Agreements

        The Predecessor entered into an employment agreement with David G. Hirz effective April 7, 2010, to serve as the Predecessor's President (the "2010 Hirz Agreement"). The 2010 Hirz Agreement provided for the following, among other provisions: a) executive to serve as President of the Predecessor for a three-year term, b) executive to be compensated through base salary, bonus, benefits, and expense reimbursement, and c) executive to be granted a stock option grant on the effective date of the employment agreement. The 2010 Hirz Agreement was amended on December 23, 2011, and provided for a) the executive to serve as the Predecessor's President and Chief Executive Officer effective January 1, 2012, b) adjustment to executive's base salary and bonus, and c) a stock option grant to the executive as of January 1, 2012.

        Effective with the Ares Acquisition on November 15, 2012, SFSI entered into an employment agreement with David G. Hirz (the "2012 Hirz Agreement"). The 2012 Hirz Agreement provided, among other provisions, for Mr. Hirz to: (a) serve as President and Chief Executive Officer of the Company for a three-year term with automatic one-year renewals, (b) be nominated to serve as a director on SFSI's board of directors for so long as he remains employed by the Company, (c) be compensated through base salary, bonus, benefits, and expense reimbursement, and (d) be granted stock options as soon as practical following the Ares Acquisition. On February 1, 2013, a grant of stock options was made to Mr. Hirz pursuant to the 2012 Hirz Agreement.

        On November 15, 2012, David G. Hirz also entered into a Fair Competition Agreement with SFSI wherein the executive agreed to various non-competition and non-solicitation covenants.

        In connection with the IPO, SFSI entered into a new employment agreement with David G. Hirz (the "2014 Hirz Agreement"). The 2014 Hirz Agreement provided, among other provisions, for Mr. Hirz to: (a) serve as the Chief Executive Officer and President of the Company for a three-year term with automatic one-year renewals, (b) be nominated to serve as a director on SFSI's board of directors for so long as he remains employed by the Company, (c) be compensated through base salary, bonus, benefits and expense reimbursement, and (d) be considered for annual grant of equity awards on terms determined by the SFSI's board of directors or the Compensation Committee of such board (the "Compensation Committee").